CERTAMX

1-32659

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

[redacted]

05069339

American Stock Exchange
86 Trinity Place
New York, NY 10006-1872

November 11, 2005

Mr. Brian Johnson
Branch Chief
Filer Support 2
Office of Filing Information
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C. 20549

RECD S.E.C.
NOV 1 4 2005
1086

Dear Mr. Johnson:

This is to certify that on November 1, 2005 the American Stock Exchange LLC (the "Exchange") received from Cold Spring Capital Inc. (the "Registrant"), a copy of the Registrant's application on Form 8-A for the registration of the following securities:

PROCESSED
NOV 1 5 2005
THOMSON FINANCIAL

Units

Common Stock, $0.001 par value

Warrants

We further certify that the above described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Bryan Fischer

Bryan Fischer
Managing Director
Listing Qualifications Department

cc: Herbert Scholl